CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Stock options granted	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Beginning balances at Dec. 31, 2020	R$ 9,269,281	R$ (33,735)	R$ 10,612	R$ (218,265)						R$ 2,129,944	R$ (3,926,015)	R$ 7,231,822	R$ 105,556	R$ 7,337,378
Total comprehensive income
Net income (loss) for the period											7,277,867	7,277,867	3,573	7,281,440
Other comprehensive income for the year										(23,766)		(23,766)		(23,766)
Transactions with shareholders:
Stock options granted			2,421									2,421		2,421
Unclaimed dividends forfeited											48	48		48
Fair value attributable to non-controlling interests													(10,029)	(10,029)
Internal changes in equity:
Realization of deemed cost, net of taxes										(77,796)	77,796
Ending balances at Jun. 30, 2021	9,269,281	(33,735)	13,033	(218,265)						2,028,382	3,429,696	14,488,392	99,100	14,587,492
Beginning balances at Dec. 31, 2021	9,269,281	(33,735)	15,455	(218,265)	R$ 812,909	R$ 235,019	R$ 2,513,663	R$ 279,344	R$ 86,889	2,114,907		15,075,467	99,663	15,175,130
Total comprehensive income
Net income (loss) for the period											10,480,342	10,480,342	7,557	10,487,899
Other comprehensive income for the year										(8,224)		(8,224)		(8,224)
Transactions with shareholders:
Stock options granted			2,668									2,668		2,668
Shares granted			(2,365)	2,365
Share repurchase				(601,551)								(601,551)		(601,551)
Unclaimed dividends forfeited											194	194		194
Fair value attributable to non-controlling interests													(2,539)	(2,539)
Proposed additional dividend payment							(97)		R$ (86,889)			(86,986)		(86,986)
Payment of supplementary dividends							(719,903)	(80,000)				(799,903)		(799,903)
Internal changes in equity:
Reversal of the tax incentive reserve for capital increase					(502)		502
Realization of deemed cost, net of taxes										(57,845)	57,845
Ending balances at Jun. 30, 2022	R$ 9,269,281	R$ (33,735)	R$ 15,758	R$ (817,451)	R$ 812,407	R$ 235,019	R$ 1,794,165	R$ 199,344		R$ 2,048,838	R$ 10,538,381	R$ 24,062,007	R$ 104,681	R$ 24,166,688